Document and Entity Information	12 Months Ended
Mar. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Mar 28, 2012
Document Effective Date	Mar 28, 2012
Prospectus Date	Mar 1, 2012

MANNING & NAPIER FUND, INC.

Supplement dated March 28, 2012 to the prospectus dated March 1, 2012 for the following Series and Classes:

Target Income Series - Classes C, I, K and R
Target 2010 Series - Classes C, I, K and R
Target 2020 Series - Classes C, I, K and R
Target 2030 Series - Classes C, I, K and R
Target 2040 Series - Classes C, I, K and R
Target 2050 Series - Classes C, I, K and R

In the Target 2040 Series Summary Section of the prospectus, the lowest quarterly return in the section titled “Summary of Past Performance” is hereby deleted and replaced with the following:

Lowest (quarter ended 9/30/11): (16.98%)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement Text Block	mnfi_SupplementTextBlock
MANNING & NAPIER FUND, INC.

Supplement dated March 28, 2012 to the prospectus dated March 1, 2012 for the following Series and Classes:

Target Income Series - Classes C, I, K and R
Target 2010 Series - Classes C, I, K and R
Target 2020 Series - Classes C, I, K and R
Target 2030 Series - Classes C, I, K and R
Target 2040 Series - Classes C, I, K and R
Target 2050 Series - Classes C, I, K and R

In the Target 2040 Series Summary Section of the prospectus, the lowest quarterly return in the section titled “Summary of Past Performance” is hereby deleted and replaced with the following:

Lowest (quarter ended 9/30/11): (16.98%)
Target 2040 Series
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	mnfi_SupplementTextBlock
MANNING & NAPIER FUND, INC.

Supplement dated March 28, 2012 to the prospectus dated March 1, 2012 for the following Series and Classes:

Target Income Series - Classes C, I, K and R
Target 2010 Series - Classes C, I, K and R
Target 2020 Series - Classes C, I, K and R
Target 2030 Series - Classes C, I, K and R
Target 2040 Series - Classes C, I, K and R
Target 2050 Series - Classes C, I, K and R

In the Target 2040 Series Summary Section of the prospectus, the lowest quarterly return in the section titled “Summary of Past Performance” is hereby deleted and replaced with the following:

Lowest (quarter ended 9/30/11): (16.98%)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012